UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, MA 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, MA 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
Vermont Municipal Bond Bank, 4.00%, 12/1/17	$2,515	$2,921,600
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	883,513

		$3,805,113

Education — 2.2%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,566,640
New York State Dormitory Authority, 5.00%, 7/1/21	1,000	1,256,810
University of Arkansas, 3.00%, 11/1/19	445	489,051

		$4,312,501

Electric Utilities — 4.9%
California Department of Water Resources System, Electric Revenue, 5.00%, 5/1/22	$1,000	$1,236,650
Energy Northwest, WA, (Bonneville Power Administration), 5.00%, 7/1/17	4,200	5,032,818
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	2,500	3,113,950

		$9,383,418

Escrowed/Prerefunded — 3.1%
Harris County, TX, Flood Control District, Prerefunded to 10/1/14, 5.25%, 10/1/20	$2,545	$2,790,567
New York, NY, Transitional Finance Authority, Prerefunded to 8/1/13, 5.00%, 8/1/21	3,000	3,121,350

		$5,911,917

General Obligations — 38.2%
Alexandria, VA, 4.00%, 7/1/16	$2,980	$3,381,555
Beaufort County, SC, School District, 5.00%, 3/1/19	5,370	6,651,389
Bedford, MA, 4.00%, 8/15/16	1,380	1,565,955
Carrollton, TX, 3.00%, 8/15/15	100	107,424
Charleston County, SC, School District, 5.00%, 2/1/19	7,020	8,728,036
Dakota County, MN, Community Development Agency, 3.00%, 1/1/13	150	151,050
Dakota County, MN, Community Development Agency, 3.00%, 1/1/14	500	516,525
Florida Board of Education, 5.00%, 6/1/17	2,010	2,404,864
Frederick County, MD, 4.00%, 2/1/15	555	601,820
Georgia, 5.00%, 7/1/17	600	724,440
Georgia, 5.00%, 7/1/19	3,070	3,871,669
Hoover, AL, Board of Education Capital Outlay Warrants, 5.00%, 2/15/14	2,815	2,992,204
Hopkinton, MA, 4.00%, 7/15/16	240	269,798
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	515	432,930
Loudoun County, VA, 5.00%, 12/1/17	2,015	2,464,345
Maricopa County, AZ, Community College District, 3.00%, 7/1/18	1,605	1,781,791
Maryland, 5.00%, 8/1/19	5,750	7,264,205
Massachusetts, 5.50%, 10/1/15	400	460,488
Mississippi, 5.00%, 10/1/21	500	601,300
Morris County, NJ, 5.00%, 2/15/14	1,650	1,756,755
New York, 5.00%, 4/15/15	500	560,620
Richardson, TX, 5.00%, 2/15/18	2,790	3,390,771
St. Louis County, MO, Parkway C-2 School District, 4.00%, 3/1/20	1,700	2,026,519
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/20	2,000	2,532,340

Security	Principal Amount (000’s omitted)	Value
Utah, 5.00%, 7/1/19(1)	$8,300	$10,467,379
Wake, NC, 5.00%, 3/1/21	2,000	2,566,440
Washington, 5.00%, 7/1/20	2,145	2,694,635
Wisconsin, 5.00%, 5/1/20	2,255	2,829,394

		$73,796,641

Insured-Escrowed/Prerefunded — 4.2%
Anchorage, AK, (FGIC), Prerefunded to 9/1/13, 5.00%, 9/1/20	$1,750	$1,827,717
Benton County, WA, School District No. 400, (AGM), Prerefunded to 6/1/13, 5.00%, 12/1/20	6,055	6,251,848

		$8,079,565

Insured-General Obligations — 0.4%
Houston, TX, (NPFG), 5.25%, 3/1/14	$785	$839,801

		$839,801

Insured-Transportation — 0.6%
New York State Thruway Authority, (AGM), 5.00%, 3/15/14	$1,000	$1,069,410

		$1,069,410

Lease Revenue/Certificates of Participation — 0.6%
Orange County, FL, School Board, 5.00%, 8/1/16	$500	$574,575
Orange County, FL, School Board, 5.00%, 8/1/19	500	599,805

		$1,174,380

Other Revenue — 4.6%
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/19	$1,000	$1,191,530
Texas, 2.50%, 8/30/13	7,500	7,658,400

		$8,849,930

Special Tax Revenue — 8.2%
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/20	$6,000	$7,390,260
New York State Urban Development Corp., 5.00%, 1/1/15	2,125	2,340,220
New York State Urban Development Corp., 5.00%, 12/15/17	5,000	6,073,100

		$15,803,580

Transportation — 20.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/21	$1,350	$1,751,166
New Jersey Turnpike Authority, 5.00%, 1/1/19	11,800	12,222,794
New York State Thruway Authority, 5.00%, 4/1/18(1)	20,000	24,229,200
Washington Federal Highway Grant Anticipation Revenue, 5.00%, 9/1/22	1,000	1,263,180

		$39,466,340

Water and Sewer — 2.0%
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	$1,860	$2,159,869
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,788,447

		$3,948,316

Total Tax-Exempt Municipal Securities — 91.4% (identified cost $167,700,704)		$176,440,912

Call Options Purchased — 0.0%(2)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	230	$1540	10/5/12	$575
S&P 500 Index	230	1560	10/11/12	51
S&P 500 Index	228	1570	10/12/12	1,710
S&P 500 Index	224	1565	10/20/12	3,360
S&P 500 Index	227	1540	10/26/12	11,350
S&P 500 Index FLEX	231	1520	10/3/12	1
S&P 500 Index FLEX	231	1540	10/4/12	1
S&P 500 Index FLEX	231	1545	10/9/12	48
S&P 500 Index FLEX	227	1560	10/16/12	339
S&P 500 Index FLEX	228	1570	10/17/12	284
S&P 500 Index FLEX	224	1560	10/23/12	1,598
S&P 500 Index FLEX	227	1545	10/25/12	4,105

Total Call Options Purchased (identified cost $92,849)				$23,422

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	230	$1310	10/5/12	$11,500
S&P 500 Index	230	1320	10/11/12	4,337
S&P 500 Index	228	1330	10/12/12	26,790
S&P 500 Index	224	1335	10/20/12	42,000
S&P 500 Index	227	1300	10/26/12	45,968
S&P 500 Index FLEX	231	1270	10/3/12	1
S&P 500 Index FLEX	231	1290	10/4/12	13
S&P 500 Index FLEX	231	1300	10/9/12	983
S&P 500 Index FLEX	227	1320	10/16/12	12,846
S&P 500 Index FLEX	228	1340	10/17/12	25,913
S&P 500 Index FLEX	224	1330	10/23/12	38,849
S&P 500 Index FLEX	227	1295	10/25/12	23,115

Total Put Options Purchased (identified cost $518,539)				$232,315

Short-Term Investments — 13.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$25,474	$25,473,649

		$25,473,649

Total Short-Term Investments — 13.2% (identified cost $25,473,649)		$25,473,649

Total Investments — 104.7% (identified cost $193,785,741)		$202,170,298

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	230	$1470	10/5/12	$(26,450)
S&P 500 Index	230	1490	10/11/12	(13,299)
S&P 500 Index	228	1500	10/12/12	(14,250)
S&P 500 Index	224	1495	10/20/12	(25,760)
S&P 500 Index	227	1470	10/26/12	(149,820)
S&P 500 Index FLEX	231	1450	10/3/12	(87,113)
S&P 500 Index FLEX	231	1470	10/4/12	(12,468)
S&P 500 Index FLEX	231	1475	10/9/12	(31,477)
S&P 500 Index FLEX	227	1490	10/16/12	(29,111)
S&P 500 Index FLEX	228	1500	10/17/12	(17,109)
S&P 500 Index FLEX	224	1490	10/23/12	(54,613)
S&P 500 Index FLEX	227	1475	10/25/12	(128,026)

Total Call Options Written — (0.3)% (premiums received $1,526,106)				$(589,496)

Put Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	230	$1380	10/5/12	$(27,600)
S&P 500 Index	230	1390	10/11/12	(52,303)
S&P 500 Index	228	1400	10/12/12	(100,320)
S&P 500 Index	224	1405	10/20/12	(162,400)
S&P 500 Index	227	1370	10/26/12	(127,120)
S&P 500 Index FLEX	231	1340	10/3/12	(103)
S&P 500 Index FLEX	231	1360	10/4/12	(1,265)
S&P 500 Index FLEX	231	1370	10/9/12	(17,142)
S&P 500 Index FLEX	227	1390	10/16/12	(89,025)
S&P 500 Index FLEX	228	1410	10/17/12	(165,618)
S&P 500 Index FLEX	224	1400	10/23/12	(174,308)
S&P 500 Index FLEX	227	1365	10/25/12	(94,882)

Total Put Options Written — (0.5)% (premiums received $1,566,566)				$(1,012,086)

Other Assets, Less Liabilities — (3.9)%				$(7,562,532)

Net Assets — 100.0%				$193,006,184

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At September 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.0%
Washington	10.4%
Others, representing less than 10% individually	61.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 3.6% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $15,060.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$192,497,937

Gross unrealized appreciation	$10,030,211
Gross unrealized depreciation	(357,850)

Net unrealized appreciation	$9,672,361

Written call and put options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,432	$4,921,623
Options written	56,574	36,534,978
Options terminated in closing purchase transactions	(13,726)	(9,320,379)
Options expired	(43,804)	(29,043,550)

Outstanding, end of period	5,476	$3,092,672

At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $255,737 and $1,601,582, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$176,440,912	$—	$176,440,912
Call Options Purchased	17,046	6,376	—	23,422
Put Options Purchased	130,595	101,720	—	232,315
Short-Term Investments	—	25,473,649	—	25,473,649
Total	$147,641	$202,022,657	$—	$202,170,298

Liability Description
Call Options Written	$(229,579)	$(359,917)	$—	$(589,496)
Put Options Written	(469,743)	(542,343)	—	(1,012,086)
Total	$(699,322)	$(902,260)	$—	$(1,601,582)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012